CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Construction Contracts [Abstract]
Contract costs incurred to date	$ 21,381	$ 26,411	$ 23,041
Profit recognized to date (less recognized losses)	1,783	1,476	1,843
Contract costs incurred and profit recognized (less recognized losses)	23,164	27,887	24,884
Less: progress billings	(24,084)	(28,913)	(25,782)
Contract work in progress (liability)	(920)	(1,026)	(898)
Comprising:
Amounts due from customers — work in progress	478	536	577
Amounts due to customers — creditors	(1,398)	(1,562)	(1,475)
Contract work in progress (liability)	(920)	$ (1,026)	$ (898)
Decrease through right to consideration becoming unconditional, contract assets	(6,430)
Increase in amounts due from customers asset, additions to work in progress	6,331
Increase in amounts due from customers asset, acquisitions	52
Increase (decrease) in amounts due from customers asset, foreign exchange	(11)
Decrease in amounts due from customers liability, recognized revenue	(4,867)
Increase in amounts due from customers liability, additions to work in progress	4,713
Increase (decrease) in amounts due from customers liability, foreign exchange	$ (10)